Prepayments and Other Current Assets (Details) $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees	¥ 634,909,000		¥ 319,210,000
Prepayment for royalties, revenue sharing cost	1,787,638,000		2,635,766,000
Receivable due from Alibaba	38,366,000		837,148,000
Interest and other operating income receivable	1,373,854,000		676,714,000
Prepayments of content and marketing cost and other operational expenses	725,183,000		826,220,000
Prepayment for sales tax and deductible value added tax	492,552,000		483,397,000
Bridge loans in connection with ongoing investments	43,313,000		41,835,000
Deposits	68,285,000		86,621,000
Employee advances	61,480,000		67,848,000
Advance to suppliers	105,903,000		134,712,000
Others	116,801,000		126,386,000
Prepayments and other current assets	5,448,284,000	$ 789,927	6,235,857,000
Staff housing loans outstanding repayable within 12 months	22,700,000		29,200,000
Advances made directly or indirectly to the executive officers for their personal benefit	¥ 0		¥ 0